Annual Fund Operating Expenses - Carillon Scout Small Cap Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.19%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.95%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.95%
Class R-3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.50%
Class R-5
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.95%
Class R-6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.85%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%	[2]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.25%

[1]	Carillon has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of Class R-3 and Class R-5 shares exceed a percentage of that class’ average daily net assets through February 28, 2022 as follows: Class R-3 – 1.50% and Class R-5 – 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.
[2]	“Other Expenses” includes an amount of less than 0.01% paid to Carillon Tower Advisers, Inc. (“Carillon”) by the fund during the fiscal year ended October 31, 2020 that was previously waived and/or reimbursed by Carillon under a contractual fee waiver/expense reimbursement agreement for the fund’s Class Y shares. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees under the contractual fee waiver/expense reimbursement agreement is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.